IFRS 7 Disclosure (Liquidity Risk) (Narrative) (Details) $ in Billions	3 Months Ended
Jan. 31, 2025 CAD ($)
IFRS 7 Disclosure [Abstract]
Increase In Unencumbered Liquid Assets	$ 7